         CLASS A, CLASS B, CLASS C, CLASS K AND INVESTOR CLASS SHARES OF

                               AIM CORE STOCK FUND
                              AIM TOTAL RETURN FUND

                         Supplement dated March 23, 2005
            to the Prospectus dated December 3, 2004 as supplemented
      December 3, 2004, December 29, 2004 (Supplement A) and March 2, 2005

The following information is with respect to AIM Core Stock Fund:

The Board of Trustees of AIM Combination Stock & Bond Funds ("ACSBF") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Core Stock Fund ("Core Stock"), a series of ACSBF, would transfer all of its assets to AIM Diversified Dividend Fund ("Diversified Dividend"), a series of AIM Equity Funds ("AEF"). Upon closing of the transaction, shareholders of Core Stock will receive a corresponding class of shares of Diversified Dividend in exchange for their shares of Core Stock, and Core Stock will cease operations.

The investment objectives of Core Stock and Diversified Dividend are similar. Core Stock's objective is capital appreciation and current income. Diversified Dividend's objective is growth of capital and, secondarily, current income. Core Stock seeks to meet its investment objective by investing at least 80% of its net assets in common and preferred stocks. Diversified Dividend seeks to meet its investment objective by investing, normally, at least 80% of its assets in dividend-paying equity securities.

The Plan requires approval by Core Stock shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about June 28, 2005. If the Plan is approved by shareholders of Core Stock and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

It is anticipated that Core Stock will be closed to new investors during the second quarter of 2005.


The following information is with respect to AIM Total Return Fund:

The Board of Trustees of AIM Combination Stock & Bond Funds ("ACSBF") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Total Return Fund ("Total Return"), a series of ACSBF, would transfer all of its assets to AIM Basic Balanced Fund ("Basic Balanced"), a series of AIM Funds Group ("AFG"). Upon closing of the transaction, shareholders of Total Return will receive a corresponding class of shares of Basic Balanced in exchange for their shares of Total Return, and Total Return will cease operations.

The investment objectives of Total Return and Basic Balanced are similar. Total Return's objective is capital appreciation and current income. Basic Balanced's objective is long-term growth of capital and current income. Total Return seeks to meet its investment objective by investing at least 65% of its net assets in a combination of common stocks of companies with a history of paying regular dividends and in debt securities. Basic Balanced seeks to meet its investment objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds.

The Plan requires approval by Total Return shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about June 28, 2005. If the Plan is approved by shareholders of Total Return and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

It is anticipated that Total Return will be closed to new investors during the second quarter of 2005.

                          INSTITUTIONAL CLASS SHARES OF

                              AIM TOTAL RETURN FUND

                         Supplement dated March 23, 2005
            to the Prospectus dated December 3, 2004 as supplemented
      December 3, 2004, December 29, 2004 (Supplement A) and March 2, 2005

The Board of Trustees of AIM Combination Stock & Bond Funds ("ACSBF") unanimously approved, on March 22, 2005, an Agreement and Plan of Reorganization ("Plan") pursuant to which AIM Total Return Fund ("Total Return"), a series of ACSBF, would transfer all of its assets to AIM Basic Balanced Fund ("Basic Balanced"), a series of AIM Funds Group ("AFG"). Upon closing of the transaction, shareholders of Total Return will receive a corresponding class of shares of Basic Balanced in exchange for their shares of Total Return, and Total Return will cease operations.

The investment objectives of Total Return and Basic Balanced are similar. Total Return's objective is capital appreciation and current income. Basic Balanced's objective is long-term growth of capital and current income. Total Return seeks to meet its investment objective by investing at least 65% of its net assets in a combination of common stocks of companies with a history of paying regular dividends and in debt securities. Basic Balanced seeks to meet its investment objective by investing in a broadly diversified portfolio of common stocks, preferred stocks, convertible securities and bonds.

The Plan requires approval by Total Return shareholders and will be submitted to the shareholders for their consideration at a meeting to be held on or about June 28, 2005. If the Plan is approved by shareholders of Total Return and certain conditions required by the Plan are satisfied, the reorganization is expected to be consummated shortly thereafter.

It is anticipated that Total Return will be closed to new investors during the second quarter of 2005.